UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital Management LP
Address: c/o Amber Capital LP
         900 Third Avenue, Suite 100
         New York, New York  10022

13F File Number:  028-15072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel J. Rubin
Title:     Managing Partner
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/  Samuel J. Rubin     New York, NY     May 15, 2013

Due to restructuring, Amber Capital LP no longer exercises investment discretion over Section 13(f) securities. Amber Capital UK LLP now exercises investment discretion and will file a Form 13F Notice Filing. Going forward, Amber Capital LP will not be submitting a Form 13F Notice Filing.

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    2

Form 13F Information Table Value Total:    $77,802 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

1    028-15265                     Amber Capital UK LLP

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
EMPRESA NACIONAL DE ELCTRCID   SPONSORED ADR    29244T101     6377   120135 SH       DEFINED 1              120135        0        0
GRAN TIERRA ENERGY INC         COM              38500T101    71425 12244573 SH       DEFINED 1            12244573        0        0